Securities (Amortized Cost and Fair Values of Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 155,685	$ 162,072
Available-for-sale Securities, Gross Unrealized Gains	2,117	865
Available for Sale, Gross Unrealized Losses	(1,407)	(4,805)
Available for Sale, Fair Value	156,395	158,132
Held to Maturity, Amortized Cost	0	174
Held-to-maturity Securities, Fair Value		177
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	155,393	161,779
Available-for-sale Securities, Gross Unrealized Gains	2,011	815
Available for Sale, Gross Unrealized Losses	(1,407)	(4,790)
Available for Sale, Fair Value	155,997	157,804
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	29,289	34,471
Available-for-sale Securities, Gross Unrealized Gains	42	0
Available for Sale, Gross Unrealized Losses	(356)	(1,058)
Available for Sale, Fair Value	28,975	33,413
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	52,685	60,174
Available-for-sale Securities, Gross Unrealized Gains	1,750	650
Available for Sale, Gross Unrealized Losses	(103)	(1,794)
Available for Sale, Fair Value	54,332	59,030
Held to Maturity, Amortized Cost		174
Held to Maturity, Gross Unrealized Gains		3
Held to Maturity, Gross Unrealized Losses		0
Held-to-maturity Securities, Fair Value		177
Corporate obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	6,387	3,667
Available-for-sale Securities, Gross Unrealized Gains	110	84
Available for Sale, Gross Unrealized Losses	(11)	(40)
Available for Sale, Fair Value	6,486	3,711
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	67,032	63,467
Available-for-sale Securities, Gross Unrealized Gains	109	81
Available for Sale, Gross Unrealized Losses	(937)	(1,898)
Available for Sale, Fair Value	66,204	61,650
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	292	293
Available-for-sale Securities, Gross Unrealized Gains	106	50
Available for Sale, Gross Unrealized Losses	0	(15)
Available for Sale, Fair Value	$ 398	$ 328